Parent Only Financial Statements (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Total current assets		$ 71,109
TOTAL ASSETS	$ 18,463	71,109
CURRENT LIABILITIES
TOTAL LIABILITIES	3,091,795	2,914,449
STOCKHOLDERS' EQUITY
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,503 shares issued and outstanding at December 31, 2018 and 2017; liquidation preference of $4,689,503)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2018 and 2017)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(31,365,405)	(31,078,310)
Accumulated other comprehensive income	1,076,940	1,019,837
Total stockholders' equity	(4,152,895)	(3,922,903)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	18,463	71,109
Parent Company [Member]
CURRENT ASSETS
Loan receivable from CNM	2,791,304	2,791,304
Total current assets	2,791,304	2,791,304
TOTAL ASSETS	2,791,304	2,791,304
CURRENT LIABILITIES
Other payable	1,887,939	1,653,463
TOTAL LIABILITIES	1,887,939	1,653,463
STOCKHOLDERS' EQUITY
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,503 shares issued and outstanding at December 31, 2018 and 2017; liquidation preference of $4,689,503)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2018 and 2017)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(25,422,553)	(25,188,077)
Accumulated other comprehensive income	190,348	190,348
Total stockholders' equity	903,365	1,137,841
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,791,304	$ 2,791,304